Cover Page	Jan. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2023
Entity Registrant Name	Professional Holding Corp.
Entity Incorporation, State or Country Code	FL
Entity File Number	001-39215
Entity Tax Identification Number	46-5144312
Entity Address, Address Line One	396 Alhambra Circle
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	786
Local Phone Number	483-1757
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	PFHD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001630856